SEMI-ANNUAL REPORT
FEBRUARY 28, 2003

[LOGO OF HIBERNIA FUNDS]

Hibernia Capital Appreciation Fund

Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Table of Contents

President's Message	1
Management Discussion & Analysis	2
Special Meeting of Shareholders	9
Portfolios of Investments	10
Notes to Portfolios of Investments	27
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	36
Combined Notes to Financial Statements	40
  Shares of Hibernia Funds are not deposits or obligations of Hibernia National Bank or its affiliates, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
  Investment in the shares of Hibernia Funds involves investment risks, including the possible loss of principal amount invested.
  An investment in Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

President's Message

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for the Hibernia Funds. The Report covers the activity of the Hibernia Funds over the six-month period from September 1, 2002 through February 28, 2003. It includes an interview with each fund's portfolio manager, results of the last meeting of shareholders, as well as a complete list of portfolio holdings and financial statements for each fund.

Over the six-month reporting period, investors experienced "more of the same" from stocks as well as bonds. Continued uncertainty about the strength of the economy, a severe winter, and, most notably, the Iraq conflict were among the factors that combined to send stock prices lower across the board. As a result, the Standard & Poor's (S&P) 500 was down 7.29%, the S&P 400 Mid Cap was down 7.79% and the S&P Small Cap 600 was down 7.94%.* The returns for the Hibernia stock funds--Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund--while negative, were competitive with their benchmarks.

In contrast, bonds continued to deliver positive returns. The Hibernia Total Return Bond Fund, Hibernia Louisiana Municipal Income Fund and Hibernia U.S. Government Income Fund provide high levels of income and diversification to an investor's stock portfolio.

And, although interest rates have been at historical lows, Hibernia money market funds continue to provide a highly conservative haven where your cash can earn a competitive level of income on a daily basis. When rates eventually move upward, money market fund yields will respond in kind.

In times like these, diversification is a critically important strategy. As we've seen with stocks and bonds, major asset classes rarely move in the same direction. Diversifying your investments among stocks, bonds and money market securities--in a combination consistent with your financial goals, time frame and risk tolerance--gives you the opportunity to take part in gains and offset losses wherever they may occur.

Thank you for keeping your money working in one or more key financial markets through the professional management and diversification of the Hibernia Funds. We're committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President,
April 15, 2003

* The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 400 Mid Cap is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The S&P SmallCap 600 Index is a capitalization-weighted index representing all major industries in the small-cap range of the U.S. stock market. Indexes are unmanaged and investments cannot be made in an index.

Diversification does not assure a profit nor protect against loss.

Management Discussion & Analysis

Hibernia Capital Appreciation Fund
Semi-Annual Report/6-month period from September 1, 2002 through February 28, 2003

What are your comments on the six-month reporting period for stocks, which, thanks to a range of economic and geopolitical factors, was one of continued weakness?

The slow pace of economic recovery coupled with an ongoing threat of war caused a negative return for stocks during the reporting period. Resolution of these worries will improve the market environment in the coming months.

In this environment, what was the fund's total return for the reporting period?

The fund's Class A Shares total return was (7.55)% for the reporting period ended February 28, 2003 on a net asset value basis.* The S&P 500 Index return was (7.29)% for the same period.

While negative news dominates the short-term picture, do we have any reasons to anticipate a recovery later this year?

The anticipated war with Iraq dominates the short term picture. The possibility of an improving economy could lift stock prices later in the year.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, for Class A Shares was (11.72)% for the reporting period. Total returns, based on net asset value and redemption value, for Class B Shares were (7.89)% and (12.95)%, respectively, for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

Hibernia Louisiana Municipal Income Fund
Semi-Annual Report/6-month period from September 1, 2002 through February 28, 2003

What are your comments on the municipal bond market, which has been very good to investors, during the first half of the fund's fiscal year?

Municipal investors were treated to more strong bond market returns in the six months ended February 28, 2003. Municipal bond prices continued to rise while investors also enjoyed very attractive after-tax income returns. Often times during the period municipal bond yields rivaled those found in the treasury market on a before tax basis. When compared after tax municipal bonds were a winner.

How did the fund perform on a total return and income basis?

During the six month reporting period ended February 28, 2003, the fund produced a total rate of return of 3.49%. Price appreciation accounted for 0.61% of the performance while interest income was responsible for 2.88%.

Do you expect that this historically low rate environment will end this year, and what are the ramifications for municipal bonds?

In our view the US economy will show signs of recovery in the second half of 2003. The improving economy will likely translate into interest rates drifting gradually higher over time. Municipal demand however is expected to remain brisk while municipal supply shrinks. The dynamics of the municipal market overall seem to indicate only a slight upward bias in interest rates.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for Class A Shares, based on offering price, was 0.41%, for the reporting period. Total returns, based on net asset value and redemption value, for Class B Shares were 3.06% and (2.44)%, respectively, for the reporting period. The maximum sales charge is 3.00% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares. As of February 28, 2003, the fund's 30-day SEC yield for Class A Shares was 3.29% based on offering price and 3.39% based on net asset value. The 30-day SEC yield for Class B Shares was 2.54% based on net asset value. Income may be subject to the federal alternative minimum tax.

Hibernia Mid Cap Equity Fund
Semi-Annual Report/6-month period from September 1, 2002 through February 28, 2003

What are your comments on the market conditions that combined to send stocks lower during the six-month reporting period ended February 28, 2003?

The combination of the slow economic recovery, and the ever present fear of terrorist attack and possible war with Iraq continued to drive stock prices lower during the reporting period.

Although returns were negative, how did the fund perform on a relative basis over the reporting period?

The fund's Class A Shares a total return was (6.98)% for the reporting period ended February 28, 2003, on a net asset value basis.* While negative, this compared favorably to the (7.79)% return for the S&P 400 Midcap Index.

At this point, with crises dominating the headlines, are any elements in place that could suggest a turnaround later in the year?

A quick and decisive conclusion to the war with Iraq combined with improvement in the economy could turn the tide later in the year.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price, for Class A Shares was (11.17)% for the reporting period. Total returns, based on net asset value and redemption value, for Class B Shares was (7.37)%, and (12.47)%, respectively, for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

Hibernia Total Return Bond Fund
Semi-Annual Report/6-month period from September 1, 2002 through February 28, 2003

With rates at historic lows, the bond market continued to deliver positive returns to investors during the six-month reporting period. What are your comments?

The bond market bulls continued to confound skeptics over the past six months as bond prices pushed higher. Economic uncertainty, low inflation and the prospect of war were the principal reasons behind the decline in interest rates to levels not seen in forty years.

How did the fund perform in terms of its income stream and total return?

During the six month reporting period ended February 28, 2003 the fund produced a total rate of return of 3.74%. Price appreciation accounted for 1.18% of the performance and interest income was responsible for 2.56%.*

Did you make any significant changes to the fund's allocation among government and corporate bonds?

Our strategy over the past several months has been to begin positioning the portfolio for the next economic upturn and a modest rise in interest rates. With this in mind we have emphasized corporate and mortgage security purchases while trimming our treasury holdings.

Bonds have been on fire for the past three years, but with rates now at historic lows, what do you see ahead for the bond market?

We anticipate a modest economic upturn with a commensurate modest rise in interest rates later this year. In this scenario bond prices are likely to drift lower over time. We believe a soft global economy and continued low inflation however will prevent any major declines in prices.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was 0.67%, for the reporting period. The maximum sales charge is 3.00% for the fund. As of February 28, 2003, the 30-day SEC yield was 2.95% at offering price and 3.04% at net asset value.

Hibernia U.S. Government Income Fund
Semi-Annual Report/6-month period from September 1, 2002 through February 28, 2003

What are your comments on the bond market, which continued to produce positive returns in a historically low interest rate environment?

The bond market continued to perform well in the recent reporting period, as economic signals continued to show a rather muddied picture of the health of the economy. A so-far anemic recovery has continued to put downward pressure on the general level of interest rates which has helped to fuel continued above average fixed-income returns.

On a total return and income basis, how did the fund perform?

The fund achieved a total return of 3.39% for the six-month reporting period ended February 28, 2003 at net asset value.* The 30-day SEC yield was 3.18% based on offering price and 3.28% based on net asset value.

After an extended run of positive performance from bonds, what may the rest of 2003 hold for investors?

With some signs of economic strengthening beginning to take hold--nascent recovery in business investment spending, continued strength in the housing sector, persistently higher retail sales--interest rates could drift upward for the balance of the calendar year. Bond investors should expect that the days of appreciation of bond values is over for the near-term future.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was 0.33% for the reporting period. The maximum sales charge is 3.00% for the fund.

Hibernia Cash Reserve Fund
Semi-Annual Report/6-month period from September 1, 2002 through February 28, 2003

What are your comments on the short-term marketplace, which has seen rates drop to historic lows?

Short-term rates have remained at historic lows due to the lack of clear signs of robust health in the domestic economy. While some indicators point to strength, others point to weakness. This is evidenced by the lack of direction about the current "bias" at the Federal Open Market Committee of the Federal Reserve Bank (the "Fed"). Currently resting at neutral, the Fed has said that a definitive viewpoint about the direction of economic movement in the near-term is impossible to state.

As a result, where did the 7-day net yield of the fund stand at the beginning and end of the reporting period ending February 28, 2003?

The 7-day net yield for Class A Shares at the beginning of the reporting period was 1.23% and 0.75% at the end of the six-month reporting period.

What was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?

Portfolio weighted average maturity has been lengthened to around 40 - 50 days, and we have attempted to maximize the yield based on the shape of the money-market yield curve without taking on undue risk. Currently U.S. Government Agency securities make up a larger than normal portion of the holdings, which are still heavily weighted to top-tier commercial paper.

The plus side of money market funds is that, when rates do rise, investors will quickly experience the ride up. What are the prospects for a turnaround in rates through 2003?

Although our outlook calls for a strengthening economy, and resulting upward pressure on longer-term note and bond yields, money-market investors may see rates remain low for the near future as the Fed remains on hold and waits for clearly convincing signs of strength. The overall prospects for a turnaround are probably mixed, at best.

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Past performance is no guarantee of future results. Yield will vary. The 7-day net yield for Class B Shares was 0.98% at the beginning of the reporting period and 0.50% at the end of the reporting period. Yields quoted for Money Market funds most closely reflect the fund's current earnings.

Hibernia U.S. Treasury Money Market Fund
Semi-Annual Report/6-month period from September 1, 2002 through February 28, 2003

What are your comments on the history-making short-term rate environment during the first half of the fund's fiscal year?

Short-term rates have remained at historic lows due to the lack of clear signs of robust health in the domestic economy. While some indicators point to strength, others point to weakness. This is evidenced by the lack of direction about the current "bias" at the Federal Open Market Committee of the Federal Reserve Bank (the "Fed"). Currently resting at neutral, the Fed has said that a definitive viewpoint about the direction of economic movement in the near-term is impossible to state.

As a result, where did the 7-day net yield of Hibernia U.S. Treasury Money Market Fund stand at the beginning and end of the reporting period?

The 7-day net yield at the beginning of the reporting period was 1.10% and 0.56% at the end of the reporting period.

What was your strategy in terms of the fund's portfolio during the reporting period?

Portfolio weighted average maturity has been lengthened to around 40 - 50 days, and we have attempted to maximize the yield based on the shape of the money-market yield curve without taking on undue risk.

After an extended period of low yields, what are the prospects for a turnaround in rates some time in 2003?

Although our outlook calls for a strengthening economy, and resulting upward pressure on longer-term note and bond yields, money-market investors may see rates remain low for the near future as the Fed remains on hold and waits for clearly convincing signs of strength. The overall prospects for a turnaround are probably mixed, at best.

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Special Meeting of Shareholders (Unaudited)

A special meeting of shareholders of the Hibernia Funds (the "Trust"), consisting of seven portfolios: Hibernia Capital Appreciation Fund, Hibernia Louisiana Municipal Income Fund, Hibernia Mid Cap Equity Fund, Hibernia Total Return Bond Fund, Hibernia U.S. Government Income Fund, Hibernia Cash Reserve Fund, and Hibernia U.S. Treasury Money Market Fund was held on March 7, 2003. The following item was considered by shareholders and the results of their voting were as follows:

1. ELECTION OF TRUSTEES*

Shares Voted Affirmatively

Shares Withheld

Joe N. Averett, Jr.	277.4 million	197,536
Teri G. Fontenot	277.4 million	216,501
Ernest E. Howard III	277.4 million	183,442

* The following Trustees continued their terms as Trustees: Arthur Rhew Dooley, Jr. and Edward C. Gonzales.

Portfolio of Investments

Hibernia Funds
February 28, 2003 (unaudited)

CAPITAL APPRECIATION FUND

Shares		Value
	COMMON STOCKS--94.7%
	Commercial Services--1.8%
53,600	McGraw-Hill Cos., Inc.	$ 3,014,464
13,200	Omnicom Group, Inc.	699,336

	Total	3,713,800

	Communications--5.4%
20,000	AT&T Corp.	370,800
117,400	BellSouth Corp.	2,544,058
163,008	SBC Communications, Inc.	3,390,566
145,670	Verizon Communications	5,037,269

	Total	11,342,693

	Consumer Durables--0.7%
86,163	Ford Motor Co.	716,876
25,900	General Motors Corp.	874,643

	Total	1,591,519

	Consumer Non-Durables--8.1%
55,000	Altria Group, Inc.	2,125,750
52,620	Anheuser-Busch Cos., Inc.	2,446,830
70,745	Coca-Cola Co.	2,845,364
1,594	Colgate-Palmolive Co.	80,194
35,600	Kimberly-Clark Corp.	1,631,548
105,674	PepsiCo, Inc.	4,049,428
46,041	Procter & Gamble Co.	3,768,916

	Total	16,948,030

	Consumer Services--4.4%
161,940	(1) AOL Time Warner, Inc.	1,833,161
32,350	(1) Comcast Corp., Class A	945,267
97,400	(1) Viacom, Inc., Class B	3,616,462
119,600	(1) Yum! Brands, Inc.	2,847,676

	Total	9,242,566

	Distribution Services--2.9%
29,600	Cardinal Health, Inc.	1,695,784
161,000	Sysco Corp.	4,366,320

	Total	6,062,104

	Electronic Technology--6.3%
202,400	(1) Applied Materials, Inc.	2,627,152
229,020	(1) Cisco Systems, Inc.	3,201,700
5,851	(1) Dell Computer Corp.	157,743
143,400	(1) EMC Corp. Mass	1,059,726
86,986	Hewlett-Packard Co.	1,378,728
205,332	Intel Corp.	$ 3,541,977
101,700	(1) Sun Microsystems, Inc.	349,848
56,100	Texas Instruments, Inc.	939,675

	Total	13,256,549

	Energy Minerals--7.2%
96,208	BP PLC, ADR	3,666,487
6,105	ChevronTexaco Corp.	391,758
3,694	ConocoPhillips	187,286
247,710	Exxon Mobil Corp.	8,427,094
37,600	Marathon Oil Corp.	868,184
37,507	Royal Dutch Petroleum Co., ADR	1,487,903

	Total	15,028,712

	Finance--15.9%
73,450	Ambac Financial Group, Inc.	3,588,032
9,395	American Express Co.	315,484
8,400	American International Group, Inc.	414,036
58,900	Bank of America Corp.	4,078,236
7,629	Bank of New York Co., Inc.	173,789
223,707	Citigroup, Inc.	7,458,391
2,655	Fannie Mae	170,185
35,400	Freddie Mac	1,934,610
43,000	Golden West Financial Corp.	3,113,200
52,800	Marsh & McLennan Cos., Inc.	2,148,960
1,610	Merrill Lynch & Co., Inc.	54,869
50,182	Morgan Stanley	1,849,207
38,000	SouthTrust Corp.	1,025,620
3,275	SunTrust Banks, Inc.	184,219
67,600	Union Planters Corp.	1,860,352
3,091	Wachovia Corp.	109,669
85,650	Washington Mutual, Inc.	2,957,494
41,200	Wells Fargo & Co.	1,868,420

	Total	33,304,773

	Health Services--0.8%
20,500	UnitedHealth Group, Inc.	1,699,450

	Health Technology--12.4%
81,581	Abbott Laboratories	2,905,915
122,456	(1) Amgen, Inc.	6,690,996
9,126	Bristol-Myers Squibb Co.	212,636
83,656	Johnson & Johnson	4,387,757
20,080	Lilly (Eli) & Co.	1,135,725
1,480	Medtronic, Inc.	66,156
39,415	Merck & Co., Inc.	$ 2,079,141
190,157	Pfizer, Inc.	5,670,482
141,207	Schering Plough Corp.	2,544,550
5,764	Wyeth	203,181
912	(1) Zimmer Holdings, Inc.	40,484

	Total	25,937,023

	Industrial Services--0.7%
34,500	Schlumberger Ltd.	1,435,545

	Non-Energy Minerals--1.1%
112,802	Alcoa, Inc.	2,312,441

	Process Industries--3.4%
100,750	Ball Corp.	5,367,960
61,716	Dow Chemical Co.	1,684,847
3,663	Du Pont (E.I.) de Nemours & Co.	134,322

	Total	7,187,129

	Producer Manufacturing--6.5%
20,400	Avery Dennison Corp.	1,170,960
3,500	Dover Corp.	89,320
13,400	Emerson Electric Co.	630,738
345,400	General Electric Co.	8,306,870
3,500	Honeywell International, Inc.	80,115
56,000	United Technologies Corp.	3,280,480

	Total	13,558,483

	Retail Trade--6.3%
5,300	Home Depot, Inc.	124,285
58,550	(1) Safeway, Inc.	1,164,559
344,000	TJX Cos., Inc.	5,528,080
2,016	Target Corp.	57,758
129,400	Wal-Mart Stores, Inc.	6,218,964
2,768	Walgreen Co.	77,892

	Total	13,171,538

Shares or Principal Amount		Value
	Technology Services--9.6%
100,000	First Data Corp.	$ 3,465,000
77,044	International Business Machines Corp.	6,005,580
370,022	Microsoft Corp.	8,769,521
44,500	(1) Symantec Corp.	1,802,250

	Total	20,042,351

	Utilities--1.2%
4,510	DQE, Inc.	60,885
55,700	DTE Energy Co.	2,308,208
5,502	Duke Energy Corp.	74,332
7,611	NiSource, Inc.	128,930

	Total	2,572,355

	TOTAL COMMON STOCKS (identified cost $159,150,697)	198,407,061

	MUTUAL FUND--0.1%
98,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	98,000

	REPURCHASE AGREEMENT--5.1%
$ 10,699,000	Interest in $81,622,000 joint repurchase agreement with State Street Corp., 1.27% dated 2/28/2003, to be repurchased at $10,700,132 on 3/3/2003, collateralized by U.S. Treasury Obligations maturing on 11/15/2021 (cost of $10,699,000)	10,699,000

	TOTAL INVESTMENTS (identified cost $169,947,697)	$ 209,204,061

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating (3)	Value
	(2) LONG-TERM MUNICIPALS--97.8%
	Louisiana--97.8%
$ 1,000,000	Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	$ 1,044,000
500,000	Bossier City, LA, Revenue Refunding Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	546,600
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (FSA INS), 11/1/2019	AAA	1,103,880
95,000	East Baton Rouge, LA, Mortgage Finance Authority, Revenue Refunding Bonds, 4.80% (GNMA Collateralized Home Mortgage Program COL), 10/1/2004	Aaa	98,678
280,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40% (FNMA COL), 10/1/2025	Aaa	283,850
155,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Revenue Refunding Bonds (Series C), 7.00%, 4/1/2032	Aaa	157,353
750,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 4.72%), 2/1/2013	AAA	804,450
1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,620,015
$ 1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series ST), 5.90% (FGIC INS), 2/1/2017	AAA	$ 1,361,200
930,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series ST-A), 4.80% (FGIC INS)/(Original Issue Yield: 5.15%), 2/1/2011	AAA	956,412
500,000	East Baton Rouge Parish, LA, Sales and Use Tax Revenue Bonds (Series ST), 5.20% (FSA INS)/(Original Issue Yield: 5.65%), 2/1/2017	AAA	507,940
1,000,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (Series C), 5.50% (MBIA INS)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	1,093,710
1,200,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (Series C), 5.60% (MBIA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	1,305,540
1,450,000	Greater New Orleans Expressway Commission, LA, Revenue Refunding Bonds, 6.00% (Louisiana Expressway)/(MBIA INS)/(Original Issue Yield: 6.55%), 11/1/2016	AAA	1,484,872
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	AA	1,407,796
$ 65,000	Jefferson, LA, Housing Development Corp., Multifamily Revenue Refunding Bonds (Series A), 7.375% (Concordia Project)/(FNMA COL)/(Original Issue Yield: 7.50%), 8/1/2005	AAA	$ 65,299
680,000	Jefferson, LA, Sales Tax District Special Sales Tax Revenue, (Series B), 5.75% (AMBAC INS)/(Original Issue Yield: 5.20%), 12/1/2014	AAA	796,062
2,000,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bond (Series A), 6.15% (FNMA and GNMA COL), 6/1/2028	AAA	2,255,520
500,000	Jefferson Parish, LA, Home Mortgage Authority, Revenue Bonds, 5.85% (FNMA and GNMA COL), 12/1/2028	AAA	522,210
1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	1,032,530
1,000,000	Jefferson Parish, LA, School Board, GO UT Bonds, (FSA INS)/ (Original Issue Yield: 5.10%), 3/1/2010	AAA	780,640
500,000	Lafayette Parish, LA, School Board, Refunding Revenue Bonds, 4.50% (FGIC INS)/(Original Issue Yield: 4.85%), 4/1/2008	AAA	525,640
$ 1,500,000	Lafayette, LA, Public Improvement Sales Tax, (Series A), 5.625% (FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025	AAA	$ 1,619,295
1,650,000	Louisiana HFA, Multifamily Housing Revenue Refunding Bonds (Series A), 6.10% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2018	Aaa	1,690,821
350,000	Louisiana HFA, Multifamily Housing Revenue Refunding Bonds, 5.85% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2008	Aaa	360,829
1,000,000	Louisiana HFA, Multifamily Housing Revenue Refunding Bonds, 6.20% (Woodward Wright Apartments Project)/(GNMA COL), 6/20/2028	AAA	1,024,960
1,000,000	Louisiana HFA, Revenue Bond, 7.10% (Villa Maria Retirement Center)/(GNMA COL), 1/20/2035	AAA	1,029,490
175,000	Louisiana HFA, SFM Revenue Bonds (Series A-2), 6.55%, 12/1/2026	Aaa	181,536
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, (Series A) Revenue Bonds, 5.20% (Original Issue Yield: 5.30%), 6/1/2031	AAA	1,038,920
$ 1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 5.00% (MBIA INS), 12/1/2032	AAA	$ 1,518,030
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.25% (AMBAC INS), 12/1/2018	AAA	1,669,995
215,000	Louisiana PFA, Hospital Revenue, Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	229,239
1,000,000	Louisiana PFA, Hospital Revenue, Revenue Bond, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA INS)/(Original Issue Yield: 5.24%), 7/1/2019	AAA	1,025,560
2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds (Series A), 7.50% (FHLMC COL), 6/1/2021	AAA	2,131,708
1,045,000	Louisiana PFA, (Series A) Revenue Refunding Bonds, 5.125% (Tulane University, LA)/ (Original Issue Yield: 5.25%), 7/1/2027	AAA	1,076,528
$ 1,000,000	Louisiana PFA, (Series A-2), 5.125% (Original Issue Yield: 5.24%), 11/15/2017	AAA	$ 1,089,040
1,500,000	Louisiana PFA, 4.50%, 10/15/2010	AAA	1,623,555
1,000,000	Louisiana PFA, Revenue Bond, 5.00% (FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017	AAA	1,058,720
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	519,090
1,500,000	Louisiana PFA, Revenue Bond, 5.25% (Xavier University of LA Project)/(MBIA INS), 9/1/2027	AAA	1,551,915
750,000	Louisiana PFA, Revenue Bond, 6.00% (General Health, Inc.)/(MBIA INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	768,007
1,000,000	Louisiana PFA, Revenue Refunding Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	Aaa	1,017,250
1,890,000	Louisiana PFA, Revenue Refunding Bonds (Series A), 6.75% (Bethany Home Project)/(FHA INS), 8/1/2025	AAA	1,959,363
55,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds (Series A), 6.80% (FSA INS), 1/1/2006	AAA	55,737
55,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds (Series A), 6.85% (FSA INS), 1/1/2009	AAA	55,683
$ 2,445,000	Louisiana Stadium and Expo District, (Series B), 4.75% (FGIC INS)/ (Original Issue Yield: 5.03%), 7/1/2021	AAA	$ 2,498,081
500,000	Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium Revenue Refunding Bonds (Series A), 6.00% (FGIC INS), 7/1/2016	AAA	542,635
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,730,445
1,500,000	Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.23%), 11/15/2015	AAA	1,609,440
1,000,000	Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019	AAA	1,048,490
1,000,000	Louisiana State, GO UT Bonds (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	1,046,260
900,000	Louisiana State, GO UT, 5.125% (FGIC INS)/ (Original Issue Yield: 5.30%), 4/15/2009	AAA	1,007,784
500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	541,035
$ 1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Revenue Refunding Bonds, 5.00% (University of New Orleans Project)/ (AMBAC INS), 10/1/2030	AAA	$ 1,268,475
1,370,000	Monroe, LA, Sales & Use Tax, Revenue Bond, (Series A), 4.70% (FGIC INS), 7/1/2021	AAA	1,395,400
2,000,000	New Orleans, LA, Audubon Park, GO LT Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.25%), 10/1/2013	AAA	2,096,300
250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	266,727
2,000,000	New Orleans, LA, GO UT, 5.125% (MBIA INS)/(Original Issue Yield: 5.29%), 9/1/2012	AAA	2,106,420
1,900,000	New Orleans, LA, GO Refunding Bond, 6.20% (AMBAC INS)/ (Original Issue Yield: 6.30%), 10/1/2021	AAA	2,127,411
4,750,000	New Orleans, LA, GO UT Capital Appreciation Bonds, (AMBAC INS)/ (Original Issue Yield: 7.10%), 9/1/2013	AAA	3,069,023
980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,094,660
$ 1,000,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury COL)/(Original Issue Yield: 6.518%), 1/15/2011	Aaa	$ 1,195,910
100,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Refunding Revenue Bonds, 7.375% (FNMA COL)/ (Original Issue Yield: 7.499%), 8/1/2005	AAA	100,486
265,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/ (FNMA COL)/ (Original Issue Yield: 7.50%), 8/1/2005	AAA	265,432
1,145,000	Orleans, LA, Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	1,313,922
790,000	Ouachita Parish, LA, East Ouachita Parish School District, (GO UT), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	872,500
$ 780,000	Ouachita Parish, LA, East Ouachita Parish School District, (GO UT), 5.75% (FGIC INS)/ (Original Issue Yield: 5.81%), 3/1/2021	AAA	$ 856,963
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, (GO UT), 5.75% (FGIC INS)/ (Original Issue Yield: 5.85%), 3/1/2024	AAA	1,107,710
1,000,000	Rapides Parish, LA, Consolidated School District No. 62, GO UT (Series A), 5.00% (Original Issue Yield: 5.00%), 3/1/2018	AAA	1,043,980
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/ (Original Issue Yield: 5.95%), 9/1/2029	AAA	2,822,450
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	1,048,850
870,000	Shreveport, LA, GO UT (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2012	AAA	897,718
750,000	Shreveport, LA, Revenue Bonds (Series A), 5.375% (FSA INS), 1/1/2028	AAA	766,860
500,000	Shreveport, LA, Revenue Bonds (Series B), 5.375% (FSA INS), 1/1/2024	AAA	512,550
750,000	Shreveport, LA, Water & Sewer, Revenue Bonds (Series A), 5.95% (FGIC INS), 12/1/2014	AAA	781,440
$ 380,000	St. Charles Parish, LA, Consolidated Waterworks and Wastewater District No. 1, Utility Revenue Refunding Bonds, 7.15% (MBIA INS), 7/1/2016	AAA	$ 387,642
500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power & Light Co.)/ (FSA INS)/(Original Issue Yield: 5.986%), 12/1/2023	AAA	524,625
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/ (Original Issue Yield: 7.04%), 12/1/2022	AAA	1,033,920
1,000,000	St. James Parish, LA, GO UT, 5.50% (AMBAC INS), 3/1/2012	AAA	1,044,600
400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Revenue Refunding Bonds, 6.125% (Connie Lee INS)/(Original Issue Yield: 6.315%), 10/1/2011	AAA	435,760
1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25% (Connie Lee LOC)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	1,092,690
500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT Bonds, 5.375% (FSA INS), 3/1/2013	AAA	546,120
Principal Amount or Shares		Credit Rating (3)	Value
$ 625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50% (University of Southwestern, LA Cajundome)/(MBIA INS)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	$ 698,681
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA Cajundome)/(MBIA INS), 9/1/2026	AAA	532,230

	TOTAL LONG-TERM MUNICIPALS (identified cost $80,819,336)		87,381,093

	MUTUAL FUND--1.0%
932,321	Tax-Free Obligations Fund (at net asset value)		932,321

	TOTAL INVESTMENTS (identified cost $81,751,657)		$ 88,313,414

MID-CAP EQUITY FUND

Shares		Value
	COMMON STOCKS--86.5%
	Commercial Services--2.8%
11,200	(1) Dun & Bradstreet Corp.	$ 402,080
1,200	McGraw-Hill Cos., Inc.	67,488
8,700	Robert Half International, Inc.	116,493
7,550	SEI Investments, Co.	190,343
21,000	(1) SunGuard Data Systems, Inc.	413,280
8,200	Viad Corp.	171,380

	Total	1,361,064

	Communications--0.3%
4,434	Verizon Communications	153,328

	Consumer Durables--3.4%
4,600	Centex Corp.	254,288
8,550	D. R. Horton, Inc.	156,550
5,800	(1) Electronic Arts, Inc.	306,240
11,500	Harley Davidson, Inc.	455,285
4,800	Lennar Corp.	259,152
3,600	(1) Mohawk Industries, Inc.	177,768

	Total	1,609,283

	Consumer Non-Durables--5.5%
7,760	Church and Dwight, Inc.	231,248
6,800	(1) Coach, Inc.	242,964
4,700	(1) Constellation Brands, Inc., Class A	115,761
6,400	(1) Dean Foods Co.	269,888
14,500	Dial Corp.	263,755
13,880	Hormel Foods Corp.	291,619
8,570	(1) Jones Apparel Group, Inc.	243,045
20,200	McCormick & Co., Inc.	467,226
8,800	R.J. Reynolds Tobacco Holdings, Inc.	351,208
16,000	Tyson Foods, Inc., Class A	147,200

	Total	2,623,914

	Consumer Services--7.0%
15,600	(1) Apollo Group, Inc., Class A	722,904
7,569	(1) Cendant Corp.	93,174
4,000	(1) DeVRY, Inc.	68,320
2,750	Dow Jones & Co.	98,670
3,200	(1) Education Management Corp.	121,216
4,300	(1) Entercom Communication Corp.	198,832
4,000	Media General, Inc., Class A	200,400
3,300	(1) Papa Johns International, Inc.	78,441
8,900	(1) Pixar, Inc.	480,511
4,900	Readers Digest Association, Inc., Class A	52,969
26,060	Ruby Tuesday, Inc.	$ 485,498
800	Washington Post Co., Class B	570,800
6,100	Westwood One, Inc.	203,252

	Total	3,374,987

	Distribution Services--2.9%
13,800	(1) Avnet, Inc.	142,140
5,000	(1) CDW Computer Centers, Inc.	218,300
6,329	Cardinal Health, Inc.	362,588
4,800	(1) Henry Schein, Inc.	192,000
9,000	(1) Patterson Dental Co.	396,090
4,600	(1) Tech Data Corp.	104,052

	Total	1,415,170

	Electronic Technology--5.1%
13,000	(1) Altera Corp.	162,890
8,000	(1) Cypress Semiconductor Corp.	51,280
10,400	Harris Corp.	311,584
2,600	(1) International Rectifier Corp.	58,110
13,800	(1) Jabil Circuit, Inc.	229,218
9,800	(1) L-3 Communications Holdings, Inc.	353,976
8,400	Linear Technology Corp.	257,628
15,600	Microchip Technology, Inc.	397,020
1,000	Northrop Grumman Corp.	86,700
9,200	(1) Synopsys, Inc.	375,176
13,950	(1) Vishay Intertechnology, Inc.	140,895

	Total	2,424,477

	Energy Minerals--1.8%
2,800	Ashland, Inc.	77,868
4,995	(1) Cimarex Energy Co.	99,301
1,760	ConocoPhillips	89,232
6,800	Noble Energy, Inc.	240,040
8,850	Valero Energy Corp.	345,238

	Total	851,679

	Finance--15.9%
7,500	Aflac, Inc.	234,375
2,305	Ambac Financial Group, Inc.	112,599
5,735	American International Group, Inc.	282,678
15,263	Amsouth Bancorporation	314,418
7,800	Astoria Financial Corp.	195,936
4,737	Bear Stearns Cos., Inc.	296,726
9,600	(1) ChoicePoint, Inc.	324,000
7,700	City National Corp.	358,512
4,510	Fidelity National Financial, Inc.	148,063
7,809	Fifth Third Bancorp	$ 414,736
9,900	First Tennessee National Corp.	378,081
6,200	Greenpoint Financial Corp.	263,376
4,650	(1) Investment Technology Group, Inc.	58,544
8,100	M & T Bank Corp.	640,062
13,000	Marshall & Ilsley Corp.	345,410
7,800	Mercantile Bankshares Corp.	287,820
8,300	(1) NCO Group, Inc.	122,840
21,500	North Fork Bancorp, Inc.	693,160
7,400	Old Republic International Corp.	202,020
18,000	PMI Group, Inc.	487,800
14,500	Radian Group, Inc.	505,615
8,200	TCF Financial Corp.	343,908
17,574	Washington Mutual, Inc.	606,830

	Total	7,617,509

	Health Services--3.7%
6,637	(1) Anthem, Inc.	395,632
10,600	(1) Express Scripts, Inc., Class A	548,232
9,800	(1)Quest Diagnostic, Inc.	517,048
8,600	Universal Health Services, Inc., Class B	334,024

	Total	1,794,936

	Health Technology--5.9%
9,370	Allergan, Inc.	601,554
2,000	(1) Barr Laboratories, Inc.	155,820
14,400	(1) Forest Laboratories, Inc., Class A	717,120
10,000	(1) Gilead Sciences, Inc.	340,000
7,600	Hillenbrand Industries, Inc.	379,620
7,600	(1) IDEC Pharmaceuticals Corp.	218,500
9,825	Ivax Corp.	110,924
10,500	Mylan Laboratories, Inc.	299,775

	Total	2,823,313

	Industrial Services--3.9%
13,800	(1) BJ Services Co.	474,306
15,900	ENSCO International, Inc.	444,882
9,100	Granite Construction, Inc.	150,787
9,400	Helmerich & Payne, Inc.	258,500
5,800	(1) Nabors Industries Ltd.	229,970
6,000	Overseas Shipholding Group, Inc.	95,640
5,000	(1) Weatherford International Ltd.	200,200

	Total	1,854,285

	Miscellaneous--3.6%
23,200	S&P Depositary Receipts Trust, ADR	$ 1,730,952

	Non-Energy Minerals--0.6%		4,974	Georgia-Pacific Corp.	74,660
2,600	Martin Marietta Materials	71,708
4,180	Vulcan Materials Co.	132,506

	Total	278,874

	Process Industries--2.7%
4,000	Air Products & Chemicals, Inc.	155,040
15,300	Albemarle Corp.	374,697
8,000	Ball Corp.	426,240
8,995	Cabot Corp.	196,990
1,700	(1) Cabot Microelectronics Corp.	71,400
8,000	Glatfelter (P.H.) Co.	79,600

	Total	1,303,967

	Producer Manufacturing--5.7%
12,400	AMETEK, Inc.	408,952
5,300	(1) American Standard Cos.	363,103
4,150	Cummins Engine Co., Inc.	99,476
5,600	Danaher Corp.	364,112
7,200	(1) Energizer Holdings, Inc.	191,160
2,500	Harsco Corp.	75,425
2,500	Ingersoll-Rand Co., Class A	98,625
4,200	Johnson Controls, Inc.	327,432
3,300	(1) Lear Corp.	125,334
7,800	SPX Corp.	283,764
3,600	Teleflex, Inc.	133,920
4,060	Trinity Industries, Inc.	65,813
2,955	United Technologies Corp.	173,104

	Total	2,710,220

	Retail Trade--4.9%
8,300	(1) Abercrombie & Fitch Co., Class A	228,250
9,560	(1) Bed Bath & Beyond, Inc.	315,862
12,000	Claire's Stores, Inc.	273,840
3,000	(1) Michaels Stores, Inc.	70,500
7,500	Pier 1 Imports, Inc.	119,775
5,000	(1) Rent-A-Center, Inc.	249,750
16,300	Ross Stores, Inc.	557,623
13,500	Ruddick Corp.	164,835
15,620	Tiffany & Co.	374,411

	Total	2,354,846

Shares		Value
	Technology Services--6.6%
14,700	(1) Affiliated Computer Services, Inc., Class A	$ 659,001
16,400	(1) Concord EFS, Inc.	182,040
8,900	(1) DST Systems, Inc.	249,378
8,550	(1) FIserv, Inc.	272,745
6,500	First Data Corp., Class	225,225
13,900	(1) Intuit, Inc.	660,528
10,900	Paychex, Inc.	285,798
15,300	(1) Symantec Corp.	619,650

	Total	3,154,365

	Transportation--0.5%
7,700	CNF Transportation, Inc.	221,529

	Utilities--3.7%
5,600	Black Hills Corp.	132,328
18,900	Energy East Corp.	355,698
3,500	MDU Resources Group, Inc.	94,395
4,454	NSTAR	180,031
8,550	NiSource, Inc.	144,837
4,600	PNM Resources, Inc.	96,968
Shares or Principal Amount		Value
19,270	Questar Corp.	$ 537,248
8,000	SCANA Corp.	239,920

	Total	1,781,425

	TOTAL COMMON STOCKS (identified cost $43,911,268)	41,440,123

	MUTUAL FUND--0.2%
102,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	102,000

	REPURCHASE AGREEMENT--13.2%
$ 6,317,000	Interest in $81,662,000 joint repurchase agreement with State Street Corp., 1.270% dated 2/28/2003, to be repurchased at $6,317,669 on 3/03/2003, collateralized by U.S. Treasury Obligations maturing on 11/15/2021 (cost $6,317,000)	6,317,000

	TOTAL INVESTMENTS (identified cost $50,330,268)	$ 47,859,123

TOTAL RETURN BOND FUND

Principal Amount		Value
	CORPORATE BONDS--36.7%
	Consumer Durables--5.2%
$ 1,500,000	Ford Motor Co., Note, 7.25%, 10/1/2008	$ 1,514,835
1,000,000	General Motors Corp., Bond, 6.25%, 5/1/2005	1,033,630

	Total	2,548,465

	Consumer Non-Durables--3.3%
1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,615,575

	Finance--15.9%
1,000,000	Aflac, Inc., 6.50%, 4/15/2009	1,136,530
1,250,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	1,330,725
750,000	CIT Group Inc., Deb., 5.875%, 10/15/2008	787,117
1,000,000	Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008	1,125,460
1,500,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	1,653,345
1,500,000	Swiss Bank Corp. New York, Sub. Note, 7.25%, 9/1/2006	1,719,120

	Total	7,752,297

	Process Industries--2.2%
1,000,000	Lubrizol Corp., 5.875%, 12/1/2008	1,075,520

	Retail Trade--6.8%
1,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	1,151,800
500,000	Target Corp., Note, 5.375%, 6/15/2009	542,665
1,500,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.55%, 8/10/2004	1,604,415

	Total	3,298,880

	Technology Services--3.3%
1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	1,118,940
500,000	International Business Machines Corp., Sr. Note, 5.25%, 12/1/2003	513,725

	Total	1,632,665

	TOTAL CORPORATE BONDS (identified cost $16,519,527)	17,923,402

	GOVERNMENT AGENCIES--30.8%
	Federal Home Loan Bank--1.3%
$ 550,000	7.01%, 6/14/2006	$ 630,377

	Federal Home Loan Mortgage Corporation--5.0%
2,000,000	Unsecd. Note, 6.75%, 9/15/2029	2,433,920

	Federal National Mortgage Association--12.9%
1,500,000	Note, 6.00%, 12/15/2005	1,659,375
1,000,000	Unsecd. Note, 6.50%, 8/15/2004	1,072,920
2,000,000	Unsecd. Note, 7.125%, 3/15/2007	2,344,900
1,000,000	Unsecd. Note, 7.125%, 6/15/2010	1,216,670

	Total	6,293,865

	(5) Federal National Mortgage Association--0.0%
3,201	Pool 76204, 11.00%, 6/1/2019	3,579
3,550	Pool 85131, 11.00%, 5/1/2017	4,007

	Total	7,586

	(5) Government National Mortgage Association 15-Year--0.8%
366,552	Pool 420153, 7.00%, 9/15/2010	396,906

	(5) Government National Mortgage Association 30-Year--10.8%
19,355	Pool 147875, 10.00%, 3/15/2016	21,775
56,066	Pool 168511, 8.00%, 7/15/2016	61,987
19,457	Pool 174673, 8.00%, 8/15/2016	21,463
14,139	Pool 177145, 8.00%, 1/15/2017	15,650
1,347	Pool 188080, 8.00%, 9/15/2018	1,490
14,916	Pool 212047, 8.00%, 5/15/2017	16,538
13,317	Pool 212660, 8.00%, 4/15/2017	14,724
36,351	Pool 216950, 8.00%, 6/15/2017	40,236
28,513	Pool 217533, 8.00%, 5/15/2017	31,525
11,142	Pool 225725, 10.00%, 9/15/2020	12,636
16,934	Pool 227430, 9.00%, 8/15/2019	18,956
7,453	Pool 253449, 10.00%, 10/15/2018	8,413
20,542	Pool 279619, 10.00%, 9/15/2019	23,180
9,774	Pool 279629, 9.00%, 10/15/2019	10,941
6,123	Pool 283261, 9.00%, 11/15/2019	6,854
21,769	Pool 287853, 9.00%, 4/15/2020	24,367
3,882	Pool 288967, 9.00%, 4/15/2020	4,346
20,496	Pool 288994, 9.00%, 5/15/2020	22,911
6,932	Pool 289082, 9.00%, 4/15/2020	7,748
13,963	Pool 291100, 9.00%, 5/15/2020	15,656
3,321	Pool 292364, 10.00%, 9/15/2020	3,707
$ 13,878	Pool 296315, 10.00%, 9/15/2020	$ 15,630
112,435	Pool 302101, 7.00%, 6/15/2024	120,200
135,040	Pool 345031, 7.00%, 10/15/2023	144,620
155,061	Pool 345090, 7.00%, 11/15/2023	166,061
72,492	Pool 360772, 7.00%, 2/15/2024	77,770
111,581	Pool 382074, 7.00%, 9/15/2025	119,218
62,374	Pool 404653, 7.00%, 9/15/2025	66,643
143,945	Pool 408884, 7.00%, 9/15/2025	153,572
122,474	Pool 410108, 7.00%, 9/15/2025	130,856
107,652	Pool 410786, 7.00%, 9/15/2025	115,019
311,886	Pool 415427, 7.50%, 8/15/2025	335,961
133,374	Pool 415865, 7.00%, 9/15/2025	142,294
372,790	Pool 418781, 7.00%, 9/15/2025	398,304
353,277	Pool 420157, 7.00%, 10/15/2025	377,675
885,808	Pool 532641, 7.00%, 12/15/2030	942,004
1,454,878	Pool 780717, 7.00%, 2/15/2028	1,552,632

	Total	5,243,562

	TOTAL GOVERNMENT AGENCIES (identified cost $13,040,706)	15,006,216

	LONG-TERM MUNICIPALS--8.7%
1,175,000	Liberal, KS, GO UT (Series 2), 6.50% Bonds (FSA INS), 12/1/2010	1,322,674
2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10% Bonds (AMBAC INS), 10/1/2027	2,143,320
360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, (Series B), 6.00% Bonds (MBIA LOC), 12/1/2006	399,586
350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, (Series B), 6.05% Bonds (MBIA LOC), 12/1/2007	392,469

	TOTAL LONG-TERM MUNICIPALS (identified cost $3,870,180)	4,258,049

Principal Amount or Shares		Value
	TREASURY SECURITIES--19.3%
	U.S. Treasury Bond--9.4%
$ 1,250,000	6.125%, 11/15/2027	$ 1,490,037
1,000,000	11.875%, 11/15/2003	1,074,140
1,300,000	12.50%, 8/15/2014	1,999,361

	Total	4,563,538

	U.S. Treasury Note--9.9%
4,500,000	5.875%, 11/15/2004	4,838,220

	TOTAL TREASURY SECURITIES (identified cost $9,236,430)	9,401,758

	MUTUAL FUND--0.2%
99,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	99,000

	REPURCHASE AGREEMENT--2.9%
1,427,000	Interest in $81,662,000 joint repurchase agreement with State Street Corp., 1.270% dated 2/28/2003, to be repurchased at $1,427,151 on 3/03/2003, collateralized by U.S. Treasury Obligations maturing on 11/15/2021 (cost $1,427,000)	1,427,000

	Total Investments (identified cost $44,192,843)	$ 48,115,425

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value
	LONG-TERM OBLIGATIONS--94.1%
	Corporate Bonds--17.9%
$ 2,000,000	Alcoa, Inc., 6.500%, 6/1/2011	$ 2,277,700
1,200,000	Bear Stearns Cos., Inc., 6.150%, 3/2/2004	1,253,280
2,000,000	Boeing Capital Corp., 6.350%, 11/15/2007	2,205,360
1,500,000	CIT Group Inc., 5.570%, 12/8/2003	1,524,345
2,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	2,345,800
1,000,000	Ford Motor Credit Co., 6.125%, 3/20/2004	1,027,210
875,000	Ford Motor Credit Co., 7.530%, 7/16/2004	911,943
1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,717,050
1,000,000	Ingersoll-Rand Co., 6.250%, 5/15/2006	1,095,980
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	1,072,680
500,000	Wal-Mart Stores, Inc., 4.150%, 6/15/2005	525,835

	Total	15,957,183

	Federal Home Loan Bank--5.9%
2,000,000	2.250%, 8/13/2004	2,024,200
2,000,000	5.980%, 6/18/2008	2,279,520
850,000	7.010%, 6/14/2006	974,219

	Total	5,277,939

	Federal Home Loan Mortgage Corporation--6.9%
1,750,000	3.300%, 2/1/2005	1,761,883
1,700,000	3.375%, 3/17/2006	1,714,841
1,000,000	5.750%, 4/29/2009	1,041,880
1,500,000	5.825%, 2/9/2006	1,655,775

	Total	6,174,379

	(5) Federal Home Loan Mortgage Corporation REMIC--2.7%
2,116,398	7.000%, 11/15/2005	2,173,667
250,065	7.500%, 1/15/2029	253,121
5,012	9.500%, 1/15/2005	5,098

	Total	2,431,886

	(5) Federal Home Loan Mortgage Corporation 15-Year--0.0%
$ 4,851	9.500%, 10/1/2004	$ 4,993

	(5) Federal Home Loan Mortgage Corporation 30-Year--1.4%
932,413	6.000%, 11/1/2006	972,917
108,428	8.750%, 2/1/2017	119,846
10,942	9.000%, 6/1/2016	12,097
310	9.000%, 9/1/2016	343
1,692	9.000%, 10/1/2016	1,871
14,575	9.000%, 1/1/2017	16,115
12,194	9.500%, 10/1/2019	13,524
37,432	10.000%, 5/1/2014	41,620
40,692	10.000%, 6/1/2018	45,638
7,436	10.000%, 6/1/2020	8,307

	Total	1,232,278

	Federal National Mortgage Association--14.3%
1,850,000	3.000%, 11/28/2005	1,856,124
2,000,000	4.150%, 9/12/2007	2,025,080
4,375,000	4.625%, 12/30/2009	4,442,550
792,217	5.000%, 4/1/2009	818,709
1,000,000	5.750%, 6/15/2005	1,089,370
1,000,000	6.000%, 5/15/2008	1,140,550
465,000	6.460%, 6/29/2012	549,537
831,148	7.000%, 12/1/2031	877,119

	Total	12,799,039

	(4) Federal National Mortgage Association REMIC--0.2%
202,753	6.500%, 5/25/2023	204,174
40	9.400%, 7/25/2003	40

	Total	204,214

	(4) Federal National Mortgage Association 15-Year--0.2%
179,220	7.000%, 8/1/2012	192,382

	(4) Federal National Mortgage Association 30-Year--2.2%
245,947	6.500%, 1/1/2007	255,937
532,837	6.500%, 1/1/2008	553,821
1,061,268	7.500%, 7/1/2031	1,125,942
10,311	8.500%, 2/1/2011	11,193
17,591	9.500%, 8/1/2020	19,537

	Total	1,966,430

	(4) Government National Mortgage Association 15-Year--5.2%
$ 1,273,297	6.000%, 3/20/2017	$ 1,345,315
626,550	6.500%, 2/15/2017	669,819
2,330,591	7.000%, 12/15/2008	2,519,952
32,880	7.000%, 11/15/2009	35,602
96,529	7.000%, 9/15/2010	104,522

	Total	4,675,210

	Government National Mortgage Association 30-Year--11.5%
634,029	6.500%, 4/15/2029	669,890
693,228	7.000%, 2/15/2032	736,984
1,459,936	7.000%, 3/15/2032	1,552,087
1,448,665	7.000%, 6/20/2030	1,536,483
1,044,465	7.000%, 9/15/2023	1,118,560
170,663	7.500%, 10/15/2022	184,264
306,343	7.500%, 11/20/2029	327,597
419,579	7.500%, 12/20/2029	448,690
336,367	7.500%, 12/20/2030	359,280
299,960	7.500%, 3/15/2026	323,114
490,479	7.500%, 9/15/2026	527,878
362,514	8.000%, 1/15/2022	399,106
224,985	8.000%, 1/20/2030	243,123
295,338	8.000%, 10/15/2029	320,259
57,849	8.000%, 11/15/2022	63,688
246,796	8.000%, 2/20/2030	266,692
336,020	8.000%, 3/20/2030	363,110
296,473	8.000%, 4/15/2022	326,398
268,808	8.000%, 8/15/2022	295,941
45,278	8.500%, 2/20/2025	49,720
58,429	9.000%, 2/15/2020	65,514
33,633	9.500%, 6/15/2020	37,616
22,513	9.500%, 7/15/2020	25,243
10,427	9.500%, 7/15/2020	11,692

	Total	10,252,929

	U.S. Treasury Bonds--8.9%
1,500,000	6.000%, 2/15/2026	1,755,705
1,500,000	7.250%, 5/15/2016	1,953,990
1,000,000	7.250%, 8/15/2022	1,327,030
500,000	7.875%, 2/15/2021	699,295
Principal Amount or Shares		Value
$ 300,000	8.500%, 2/15/2020	$ 440,625
500,000	8.750%, 5/15/2020	751,330
900,000	10.375%, 11/15/2009	1,033,596

	Total	7,961,571

	U.S. Treasury Notes--16.8%
4,500,000	5.625%, 2/15/2006	4,980,960
1,000,000	6.125%, 8/15/2007	1,152,340
1,500,000	6.250%, 2/15/2007	1,722,660
250,000	6.500%, 10/15/2006	287,265
1,000,000	6.500%, 2/15/2010	1,203,130
2,000,000	6.500%, 5/15/2005	2,213,120
1,000,000	7.000%, 7/15/2006	1,159,060
2,000,000	7.500%, 2/15/2005	2,231,880

	Total	14,950,415

	TOTAL LONG-TERM OBLIGATIONS (identified cost $78,390,543)	84,080,848

	MUTUAL FUND--0.1%
103,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	103,000

	REPURCHASE AGREEMENT--5.2%
$ 4,604,000	Interest in $81,662,000 joint repurchase agreement with State Street Corp., 1.270% dated 2/28/2003, to be repurchased at $4,604,487 on 3/03/2003, collateralized by U.S. Treasury Obligations maturing on 11/12/2021 (cost $4,604,000)	4,604,000

	TOTAL INVESTMENTS (identified cost $83,097,543)	$ 88,787,848

CASH RESERVE FUND

Principal Amount		Value
	(5) COMMERCIAL PAPER--71.1%
	Communications--4.0%
$ 7,854,000	(6)BellSouth Corp., 1.230%, 3/7/2003	$ 7,852,390

	Consumer Durables--4.1%
8,000,000	(6)Toyota Motor Credit Corp., 1.230%, 3/17/2003	7,995,627

	Consumer Non-Durables--11.7%
8,000,000	Anheuser-Busch Cos., Inc., 1.220%, 3/21/2003	7,994,578
6,778,000	Coca-Cola Co., 1.220% - 1.230%, 3/25/2003 - 4/1/2003	6,771,475
8,000,000	(6)Colgate-Palmolive Co., 1.220%, 3/6/2003	7,998,644

	Total	22,764,697

	Consumer Services--8.0%
8,000,000	(6)Knight-Ridder, Inc., 1.230%, 3/4/2003	7,999,180
7,660,000	Seven Eleven, Inc., 1.250% - 1.280%, 3/4/2003 - 4/16/2003	7,651,059

	Total	15,650,239

	Energy Minerals--4.1%
8,000,000	ChevronTexaco Corp., 1.230%, 3/6/2003	7,998,633

	Finance--24.5%
8,000,000	American General Finance Corp., 1.270%, 4/7/2003	7,989,558
8,000,000	(6)CIESCO LP, 1.240%, 3/13/2003	7,996,693
8,000,000	(6)Falcon Asset Securitization Corp., 1.260%, 3/14/2003 - 3/26/2003	7,995,100
8,000,000	General Electric Capital Corp., 1.260% - 1.280%, 3/11/2003 - 5/2/2003	7,993,527
8,000,000	Prudential Funding Corp., 1.240%, 3/10/2003	7,997,520
8,000,000	Wells Fargo & Co., 1.260%, 3/19/2003	7,994,960

	Total	47,967,358

	Health Technology--4.1%
8,000,000	Abbott Laboratories, 1.230%, 3/19/2003 - 3/20/2003	7,995,012

Principal Amount or Shares		Value
	Non-Energy Minerals--3.1%
$ 5,990,000	Alcoa, Inc., 1.250%, 3/5/2003 - 3/12/2003	$ 5,988,052

	Process Industries--7.5%
8,000,000	Du Pont (E.I.) de Nemours & Co., 1.220%, 3/18/2003	7,995,391
6,700,000	PPG Industries, Inc., 1.250%, 3/4/2003	6,699,302

	Total	14,694,693

	Total Commercial Paper	138,906,701

	(7) GOVERNMENT AGENCIES--14.2%
	Finance--14.2%
5,000,000	Federal Home Loan Bank System, 1.220%, 3/19/2003	4,996,950
1,700,000	Federal Home Loan Bank System, 1.280%, 3/14/2003	1,699,214
5,000,000	Federal Home Loan Bank System, 1.450%, 2/27/2004	5,000,000
2,000,000	Federal Home Loan Bank System, 1.500%, 12/16/2003	1,999,535
3,570,000	Federal Home Loan Mortgage Corp., 1.250%, 9/22/2003	3,544,589
5,000,000	Federal National Mortgage Association, 1.200%, 4/3/2003	4,994,500
3,000,000	Federal National Mortgage Association, 1.225%, 3/12/2003	2,998,877
2,522,000	Federal National Mortgage Association, 1.250%, 9/19/2003	2,504,311

	Total Government Agencies	27,737,976

	MUTUAL FUND--0.4%
825,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	825,000

	REPURCHASE AGREEMENT--14.4%
$ 28,114,000	Interest in $81,662,000 joint repurchase agreement with State Street Corp., 1.270% dated 2/28/2003, to be repurchased at $28,116,975 on 3/3/2003, collateralized by U.S. Treasury Obligations maturing on 11/15/2021	28,114,000

	TOTAL INVESTMENTS (at amortized cost)	$ 195,583,677

U.S. TREASURY MONEY MARKET FUND

Principal Amount		Value
	(7) U.S. TREASURY--57.2%
	U.S. Treasury Bills--54.2%
$ 3,000,000	1.140%, 5/1/2003	$ 2,994,205
5,000,000	1.140%, 5/8/2003	4,989,233
10,000,000	1.140%, 5/22/2003	9,973,863
5,000,000	1.160%, 7/31/2003	4,975,511
10,000,000	1.170%, 3/20/2003	9,993,825
5,000,000	1.180%, 7/24/2003	4,976,236
5,000,000	1.185%, 5/15/2003	4,987,656
5,000,000	1.185%, 5/29/2003	4,985,352
10,000,000	1.190%, 3/27/2003	9,991,406
10,000,000	1.200%, 7/3/2003	9,958,667
5,000,000	1.225%, 6/26/2003	4,980,094
10,000,000	1.240%, 6/12/2003	9,964,522
10,000,000	1.260%, 6/19/2003	9,961,500

	Total	92,732,070

	U.S. Treasury Note--3.0%
5,000,000	3.000%, 1/31/2004	5,078,390

	Total U.S. Treasury	97,810,460

Shares or Principal Amount		Value
	MUTUAL FUND--1.5%
2,579,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	$ 2,579,000

	REPURCHASE AGREEMENTS--41.3%
$ 40,000,000	Interest in $313,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.250%, dated 2/28/2003, to be repurchased at $40,004,167 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/15/2032	40,000,000
30,501,000	Interest in $81,662,000 joint repurchase agreement with State Street Corp., 1.270%, dated 2/28/2003, to be repurchased at $30,504,228 on 3/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2021	30,501,000

	Total Repurchase Agreements	70,501,000

	TOTAL INVESTMENTS (at amortized cost)	$ 170,890,460

Notes to Portfolios of Investments

Hibernia Funds
February 28, 2003

(1)	Non-income producing.
(2)	At February 28, 2003, 6.6% of the total investments at market value were subject to alternative minimum tax for Hibernia Louisiana Municipal Income Fund.
(3)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(4)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(5)	Rate shown represents yield to maturity.
(6)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At February 28, 2003 these securities amounted to $47,837,634 which represents 24.5% of net assets for the Cash Reserve Fund.

(7)	These issues show the rate of discount at time of purchase.

The following abbreviations are used in these portfolios:

ADR	--American Depository Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PFA	--Public Facility Authority
REMIC	--Real Estate Mortgage Investment Conduit
SFM	--Single Family Mortgage
UT	--Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund Portfolio of Investments beneath the heading "Common Stock" represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Hibernia Funds	Cost of Investments	Total Net Assets*
Capital Appreciation Fund	$ 169,947,697	$ 209,515,602
Louisiana Municipal Income Fund	81,692,273	89,344,753
Mid Cap Equity Fund	50,330,268	47,880,221
Total Return Bond Fund	44,439,028	48,776,827
U.S. Government Income Fund	83,444,756	89,306,610
Cash Reserve Fund	195,583,677	195,471,299
U.S. Treasury Money Market Fund	170,890,460	170,825,392

* The categories of investments are shown as a percentage of net assets at February 28, 2003.

(See Notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities

Hibernia Funds
February 28, 2003 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$ 10,699,000	$ --	$ 6,317,000
Investments in securities	198,505,061	88,313,414	41,542,123

Total investments in securities, at value	209,204,061	88,313,414	47,859,123
Cash	104,929	25,206	10,308
Income receivable	362,612	1,262,224	32,134
Receivable for shares sold	53,541	--	30,343

Total assets	209,725,143	89,600,844	47,931,908

Liabilities:
Payable for shares redeemed	23,194	4,000	11,064
Income distribution payable	--	209,361	--
Accrued expenses	186,347	42,730	40,623

Total liabilities	209,541	256,091	51,687

Net Assets Consist of:
Paid-in capital	170,526,277	82,759,005	51,865,036
Net unrealized appreciation (depreciation) of investments	39,256,364	6,561,757	(2,471,145)
Accumulated net realized gain (loss) on investments	(210,777)	23,107	(1,403,556)
Undistributed net investment income (Distributions in excess of net investment income)	(56,262)	884	(110,114)

Total Net Assets	$ 209,515,602	$ 89,344,753	$ 47,880,221

Net Assets:	$ 199,234,184 (1)	$ 85,694,959 (3)	$ 44,711,182 (5)

	$ 10,281,418 (2)	$ 3,649,794 (4)	$ 3,169,039 (6)

Shares Outstanding:	13,114,836 (1)	7,472,892 (3)	4,195,822 (5)

	704,114 (2)	318,254 (4)	307,615 (6)

Total Shares Outstanding	13,818,950	7,791,146	4,503,437

Net Asset Value Per Share	$ 15.19 (1)	$ 11.47 (3)	$ 10.66 (5)

	$ 14.60 (2)	$ 11.47 (4)	$ 10.30 (6)

Offering Price Per Share*	$ 15.91 (1)***	$ 11.82 (3)****	$ 11.16 (5)***

	$ 14.60 (2)	$ 11.47 (4)	$ 10.30 (6)

Redemption Proceeds Per Share**	$ 15.19 (1)	$ 11.47 (3)	$ 10.66 (5)

	$ 13.80 (2)*****	$ 10.84 (4)*****	$ 9.73 (6)*****

Investments, at identified cost	$ 169,947,697	$ 81,751,657	$ 50,330,268

(1) Represents Class A Shares of Capital Appreciation Fund.	* See "What Do Shares Cost" in the Prospectus.
(2) Represents Class B Shares of Capital Appreciation Fund.	** See "How to Redeem and Exchange Shares" in the Prospectus.
(3) Represents Class A Shares of Louisiana Municipal Income Fund.	*** Computation of Offering Price: 100/95.50 of net asset value.
(4) Represents Class B Shares of Louisiana Municipal Income Fund.	**** Computation of Offering Price: 100/97 of net asset value.
(5) Represents Class A Shares of Mid Cap Equity Fund.	***** Computation of Redemption Proceeds: 94.50/100 of net asset value.
(6) Represents Class B Shares of Mid Cap Equity Fund.
(7) Represents Class A Shares of Cash Reserve Fund.
(8) Represents Class B Shares of Cash Reserve Fund.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund
$ 1,427,000	$ 4,604,000	$ 28,114,000	$ 70,501,000
46,688,425	84,183,848	167,469,677	100,389,460

48,115,425	88,787,848	195,583,677	170,890,460
16,641	23,734	70,904	82,519
716,784	770,053	18,013	18,259
1,680	4,445	25,974	4,110

48,850,530	89,586,080	195,698,568	170,995,348

128	1,095	38,005	1,883
26,475	241,493	109,060	82,152
47,100	36,882	80,204	85,921

73,703	279,470	227,269	169,956

47,309,852	88,217,944	195,515,053	170,825,752
3,922,582	5,690,305	--	--
(2,349,121)	(4,282,208)	(48,873)	--
(106,486)	(319,431)	5,119	(360)

$ 48,776,827	$ 89,306,610	$ 195,471,299	$ 170,825,392

$ 48,776,827	$ 89,306,610	$ 194,748,209 (7)	$ 170,825,392

--	--	$ 723,090 (8)	--

4,750,540	8,445,490	194,791,127 (7)	170,825,762

--	--	723,926 (8)	--

4,750,540	8,445,490	195,515,053	170,825,762

$ 10.27	$ 10.57	$ 1.00 (7)	$ 1.00

--	--	$ 1.00 (8)	--

$ 10.59 ****	$ 10.90 ****	$ 1.00 (7)	$ 1.00

--	--	$ 1.00 (8)	--

$ 10.27	$ 10.57	$ 1.00 (7)	$ 1.00

--	--	$ 1.00 (8)	--

$ 44,192,843	$ 83,097,543	$ 195,583,677	$ 170,890,460

Statements of Operations

Hibernia Funds
February 28, 2003 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$ 1,892,468 (1)	$ --	$ 226,024
Interest	95,964	2,290,037	28,374

Total income	1,988,432	2,290,037	254,398

Expenses:
Investment adviser fee	819,159	199,098	172,225
Administrative personnel and services fee	127,618	51,710	24,795
Custodian fees	24,324	11,061	7,439
Transfer and dividend disbursing agent fees and expenses	44,905	28,719	35,457
Directors'/Trustees' fees	12,422	4,004	2,036
Auditing fees	10,195	7,466	6,364
Legal fees	4,533	3,606	4,111
Portfolio accounting fees	36,769	32,046	27,253
Distribution services fee	300,847 (2)	119,022 (3)	65,459 (4)
Shareholder services fee	13,897 (6)	4,207 (6)	4,025 (6)
Share registration costs	11,793	15,788	9,638
Printing and postage	7,725	4,456	2,997
Insurance premiums	914	619	505
Miscellaneous	3,401	3,639	2,208

Total expenses	1,418,502	485,441	364,512

Waivers:
Waiver of investment adviser fee	--	(101,761)	--
Waiver of distribution services fee	--	(42,561)(7)	--

Total waivers	--	(144,322)	--

Net expenses	1,418,502	341,119	364,512

Net investment income	569,930	1,948,918	(110,114)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	743,382	22,324	(394,232)
Net change in unrealized appreciation (depreciation) of investments	(18,444,989)	973,138	(2,927,116)

Net realized and unrealized gain (loss) on investments	(17,701,607)	995,462	(3,321,348)

Change in net assets resulting from operations	$ (17,131,677)	$ 2,944,380	$ (3,431,462)

(1)	Net of foreign taxes withheld of $7,843.
(2)	Represents distribution services fee of $259,156 and $41,691, for Class A Shares and Class B Shares, respectively, of Capital Appreciation Fund.
(3)	Represents distribution services fee of $106,403 and $12,619, for Class A Shares and Class B Shares, respectively, of Louisiana Municipal Income Fund.
(4)	Represents distribution services fee of $53,383 and $12,076, for Class A Shares and Class B Shares, respectively, of Mid-Cap Equity Fund.
(5)	Represents distribution services fee of $263,493 and $2,781 for Class A Shares and Class B Shares, respectively, of Cash Reserves Fund.
(6)	Represents shareholder services fee for Class B Shares.
(7)	Represents distribution services fee waiver for Class A Shares.
(8)	Represents distribution services fee waiver of $158,096 and $1,853 for Class A Shares and Class B Shares, respectively, of Cash Reserves Fund.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund
$ --	$ --	$ --	$ --
1,320,659	2,131,918	1,587,882	1,367,782

1,320,659	2,131,918	1,587,882	1,367,782

165,527	194,175	423,072	381,861
27,641	50,434	123,534	111,528
7,347	10,788	23,633	21,572
22,290	17,141	59,436	35,372
2,882	4,380	10,148	9,790
7,347	7,322	10,156	9,182
4,140	4,201	4,300	3,341
24,483	22,499	33,348	24,680
59,117	107,875	266,274 (5)	--
--	--	927 (6)	--
8,363	7,977	12,485	6,473
2,915	3,664	3,362	7,750
631	588	916	859
2,071	2,915	1,904	2,291

334,754	433,959	973,495	614,699

(94,587)	(90,615)	(264,420)	--
--	(43,150)	(159,949)(8)	--

(94,587)	(133,765)	(424,369)	--

240,167	300,194	549,126	614,699

1,080,492	1,831,724	1,038,756	753,083

91,618	--	(3,367)	--
579,064	1,099,783	--	--

670,682	1,099,783	(3,367)	--

$ 1,751,174	$ 2,931,507	$ 1,035,389	$ 753,083

Statements of Changes in Net Assets

Hibernia Funds
February 28, 2003 (unaudited)

	Capital Appreciation Fund		Louisiana Municipal Income Fund
	Six Months Ended February 28, 2003	Year Ended August 31, 2002	Six Months Ended February 28, 2003	Year Ended August 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income (operating loss)	$ 569,930	$ 384,057	$ 1,948,918	$ 4,149,073
Net realized gain (loss) on investments	743,382	(950,715)	22,324	619,601
Net change in unrealized appreciation (depreciation) on investments	(18,444,989)	(45,807,932)	973,138	(354,577)

Change in net assets resulting from operations	(17,131,677)	(46,374,590)	2,944,380	4,414,097

Distributions to Shareholders:
Distributions from net investment income	(881,464)(1)	(244,475)(1)	(1,956,479)(3)	(4,086,979)(5)
Distributions from net realized gain on investments	--	(12,476,358)(2)	(540,234)(4)	(24,766)(6)

Change in net assets from distributions to shareholders	(881,464)	(12,720,833)	(2,496,713)	(4,111,745)

Share Transactions:
Proceeds from sale of shares	11,898,374	37,851,749	8,355,140	10,116,758
Net asset value of shares issued to shareholders in payment of distributions declared	326,237	10,175,033	1,126,503	1,593,985
Cost of shares redeemed	(14,289,294)	(40,400,507)	(7,769,886)	(23,650,039)

Change in net assets from share transactions	(2,064,683)	7,626,275	1,711,757	(11,939,296)

Change in net assets	(20,077,824)	(51,469,148)	2,159,424	(11,636,944)
Net Assets:
Beginning of period	229,593,426	281,062,574	87,185,329	98,822,273

End of period	$ 209,515,602	$ 229,593,426	$ 89,344,753	$ 87,185,329

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$ (56,262)	$ 255,272	$ 884	$ 8,445

(1)	Represents income distributions for Class A Shares.
(2)	Represents gain distributions of $11,807,028 and $669,330 for Class A Shares and Class B Shares, respectively.
(3)	Represents income distributions of $1,896,101 and $60,378 for Class A Shares and Class B Shares, respectively.
(4)	Represents gain distributions of $520,530 and $19,704 for Class A Shares and Class B Shares, respectively.
(5)	Represents income distributions of $4,048,547 and $38,432 for Class A Shares and Class B Shares, respectively.
(6)	Represents gain distributions of $24,745 and $21 for Class A Shares and Class B Shares, respectively.
(7)	Represents gain distributions of $229,776 and $21,377 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Six Months Ended February 28, 2003	Year Ended August 31, 2002	Six Months Ended February 28, 2003	Year Ended August 31, 2002	Six Months Ended February 28, 2003	Year Ended August 31, 2002
$ (110,114)	$ (249,315)	$ 1,080,492	$ 3,094,712	$ 1,831,724	$ 4,104,366
(394,232)	(1,008,434)	91,618	(1,717,852)	--	160,393
(2,927,116)	(2,784,892)	579,064	1,129,204	1,099,783	1,791,775

(3,431,462)	(4,042,641)	1,751,174	2,506,064	2,931,507	6,056,534

--	--	(1,195,186)	(3,153,612)	(2,162,082)	(4,561,490)
--	(251,153)(7)	--	--	--	--

--	(251,153)	(1,195,186)	(3,153,612)	(2,162,082)	(4,561,490)

8,152,915	18,766,526	3,486,980	10,292,621	8,295,873	14,079,069
--	244,573	1,041,566	2,265,653	706,587	1,517,394
(2,836,277)	(9,255,060)	(3,735,424)	(35,542,648)	(5,558,332)	(17,015,882)

5,316,638	9,756,039	793,122	(22,984,374)	3,444,128	(1,419,419)

1,885,176	5,462,245	1,349,110	(23,631,922)	4,213,553	75,625
45,995,045	40,532,800	47,427,717	71,059,639	85,093,057	85,017,432

$ 47,880,221	$ 45,995,045	$ 48,776,827	$ 47,427,717	$ 89,306,610	$ 85,093,057

$ (110,114)	--	$ (106,486)	$ 8,208	$ (319,431)	$ 10,927

Hibernia Funds
February 28, 2003 (unaudited)

	Cash Reserve Fund		U.S. Treasury Money Market Fund
	Six Months Ended February 28, 2003	Year Ended August 31, 2002	Six Months Ended February 28, 2003	Year Ended August 31, 2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 1,038,756	$ 2,966,940	$ 753,083	$ 3,240,530
Net realized loss on investments	(3,367)	(39,616)	--	--

Change in net assets resulting from operations	1,035,389	2,927,324	753,083	3,240,530

Distributions to Shareholders:
Distributions from net investment income	(1,039,421)(1)	(2,967,046)(2)	(753,079)	(3,240,894)

Share Transactions:
Proceeds from sale of shares	192,770,417	409,027,049	367,401,350	937,319,419
Net asset value of shares issued to shareholders in payment of distributions declared	332,478	871,010	178,773	781,316
Cost of shares redeemed	(210,642,794)	(441,606,020)	(390,289,349)	(954,667,403)

Change in net assets from share transactions	(17,539,899)	(31,707,961)	(22,709,226)	(16,566,668)

Change in net assets	(17,543,931)	(31,747,683)	(22,709,222)	(16,567,032)
Net Assets:
Beginning of period	213,015,230	244,762,913	193,534,614	210,101,646

End of period	$ 195,471,299	$ 213,015,230	$ 170,827,276	$ 193,534,614

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$ 5,119	$ 5,784	$ (360)	$ (364)

(1)	Represents income distributions of $1,036,755 and $2,666 for Class A Shares and Class B Shares, respectively.
(2)	Represents income distributions of $2,961,560 and $5,486 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights

Hibernia Funds
February 28, 2003 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Capital Appreciation Fund--Class A Shares
1998	$ 22.38	0.08	1.09	1.17	(0.07)	(2.34)	--
1999	$ 21.14	0.01	7.73	7.74	(0.00)(3)	(2.79)	(0.02)(4)
2000	$ 26.07	(0.01)	4.50	4.49	--	(3.15)	--
2001	$ 27.41	0.02	(6.07)	(6.05)	--	(0.52)	--
2002	$ 20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)	--
2003(5)	$ 16.50	0.05	(1.29)	(1.24)	(0.07)	--	--
Capital Appreciation Fund--Class B Shares
1998	$ 22.32	(0.06)	1.07	1.01	--	(2.34)	--
1999	$ 20.99	(0.16)	7.66	7.50	--	(2.79)	--
2000	$ 25.70	(0.18)	4.39	4.21	--	(3.15)	--
2001	$ 26.76	(0.18)	(5.87)	(6.05)	--	(0.52)	--
2002	$ 20.19	(0.11)	(3.31)	(3.42)	--	(0.92)	--
2003(5)	$ 15.85	(0.05)	(1.20)	(1.25)	--	--	--
Louisiana Municipal Income Fund--Class A Shares
1998	$ 11.21	0.56	0.32	0.88	(0.57)	(0.05)	(0.00)(3)(4)
1999	$ 11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	--
2000	$ 10.85	0.56	0.09	0.65	(0.55)	(0.10)	--
2001	$ 10.85	0.53(6)	0.50	1.03	(0.53)	(0.02)	--
2002	$ 11.33	0.51(7)	0.07(7)	0.58	(0.51)	(0.00)(3)	--
2003(5)	$ 11.40	0.25	0.14	0.39	(0.25)	(0.07)	--
Louisiana Municipal Income Fund--Class B Shares
2002(8)	$ 11.36	0.34(7)	0.05(7)	0.39	(0.35)	(0.00)(3)	--
2003(5)	$ 11.40	0.20	0.14	0.34	(0.20)	(0.07)	--
Mid Cap Equity Fund--Class A Shares
1998(10)	$ 10.00	(0.01)	(1.85)	(1.86)	--	--	--
1999	$ 8.14	(0.05)(6)	3.26	3.21	--	--	--
2000	$ 11.35	(0.05)	4.71	4.66	--	--	--
2001	$ 16.01	(0.03)	(2.12)	(2.15)	--	(1.29)	--
2002	$ 12.57	(0.02)	(1.01)	(1.03)	--	(0.08)	--
2003(5)	$ 11.46	(0.02)	(0.78)	(0.80)	--	--	--

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)	Amount is less than $0.01 per share.
(4)	These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.
(5)	Six months ended February 28, 2003 (unaudited).
(6)	Per share information based on average shares oustanding.
(7)	Effective September 1, 2001 the Hibernia Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002 this change had no effect on net investment income per share or net realized and unrealized gain per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(2.41)	$ 21.14	5.12%	1.21%	0.32%	--	$ 279,778	62%
(2.81)	$ 26.07	38.35%	1.22%	0.03%	--	$ 352,876	44%
(3.15)	$ 27.41	18.55%	1.20%	(0.04)%	--	$ 380,073	8%
(0.52)	$ 20.84	(22.37)%	1.21%	0.07%	--	$ 265,817	2%
(0.94)	$ 16.50	(17.18)%	1.23%	0.18%	--	$ 217,744	3%
(0.07)	$ 15.19	(7.55)%	1.26%(9)	0.56%(9)	--	$ 199,234	5%

(2.34)	$ 20.99	4.36%	1.96%	(0.44)%	--	$ 10,840	62%
(2.79)	$ 25.70	37.35%	1.98%	(0.73)%	--	$ 18,435	44%
(3.15)	$ 26.76	17.65%	1.95%	(0.79)%	--	$ 21,159	8%
(0.52)	$ 20.19	(22.93)%	1.96%	(0.68)%	--	$ 15,245	2%
(0.92)	$ 15.85	(17.83)%	1.98%	(0.57)%	--	$ 11,849	3%
--	$ 14.60	(7.89)%	2.01%(9)	(0.19)%(9)	--	$ 10,281	5%

(0.62)	$ 11.47	8.04%	0.66%	4.94%	0.08%	$ 98,711	24%
(0.62)	$ 10.85	(0.08)%	0.66%	4.77%	0.29%	$ 92,702	17%
(0.65)	$ 10.85	6.23%	0.67%	5.20%	0.33%	$ 93,684	12%
(0.55)	$ 11.33	9.79%	0.66%	4.83%	0.33%	$ 98,822	9%
(0.51)	$ 11.40	5.32%	0.71%	4.59%(7)	0.33%	$ 84,361	10%
(0.32)	$ 11.47	3.49%	0.74%(9)	4.44%(9)	0.33%(9)	$ 85,695	4%

(0.35)	$ 11.40	3.60%	1.59%(9)	3.76%(7)(9)	0.23%(9)	$ 2,824	10%
(0.27)	$ 11.47	3.06%	1.59%(9)	3.59%(9)	0.23%(9)	$ 3,650	4%

--	$ 8.14	(18.60)%	1.89%(9)	(0.48)%(9)	0.20%(9)	$ 13,422	1%
--	$ 11.35	39.43%	1.76%	(0.44)%	0.70%	$ 18,283	55%
--	$ 16.01	41.06%	1.72%	(0.35)%	0.23%	$ 26,171	32%
(1.29)	$ 12.57	(14.05)%	1.58%	(0.21)%	0.15%	$ 36,985	20%
(0.08)	$ 11.46	(8.27)%	1.57%	(0.51)%	--	$ 42,545	12%
--	$ 10.66	(6.98)%	1.53%(9)	(0.43)%(9)	--	$ 44,715	3%

(8)	Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.
(9)	Computed on an annualized basis.
(10)	Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

Financial Highlights

Hibernia Funds
February 28, 2003 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Mid Cap Equity Fund--Class B Shares
1998(3)	$ 10.00	(0.01)	(1.86)	(1.87)	--	--	--
1999	$ 8.13	(0.13)(5)	3.29	3.16	--	--	--
2000	$ 11.29	(0.11)	4.63	4.52	--	--	--
2001	$ 15.81	(0.11)	(2.13)	(2.24)	--	(1.29)	--
2002	$ 12.28	0.18	(1.26)	1.08	--	(0.08)	--
2003(6)	$ 11.12	(0.06)	(0.76)	(0.82)	--	--	--
Total Return Bond Fund
1998	$ 9.99	0.58	0.35	0.93	(0.58)	(0.07)	(0.00)(7)(8)
1999	$ 10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	--
2000	$ 9.68	0.59	(0.07)	0.52	(0.58)	--	--
2001	$ 9.62	0.57	0.56	1.13	(0.59)	--	--
2002	$ 10.16	0.52(5)(9)	--	0.52	(0.53)	--	--
2003(6)	$ 10.15	0.24	0.14	0.38	(0.26)	--	--
U.S. Government Income Fund
1998	$ 9.98	0.61	0.34	0.95	(0.60)	--	--
1999	$ 10.33	0.57	(0.52)	0.05	(0.57)	--	--
2000	$ 9.81	0.58	0.03	0.61	(0.57)	--	--
2001	$ 9.85	0.59	0.46	1.05	(0.60)	--	--
2002	$ 10.30	0.61(10)	0.13(10)	0.74	(0.56)	--	--
2003(6)	$ 10.48	0.22	0.13	0.35	(0.26)	--	--
Cash Reserve Fund--Class A Shares
1998	$ 1.00	0.05	--	0.05	(0.05)	--	--
1999	$ 1.00	0.04	--	0.04	(0.04)	--	--
2000	$ 1.00	0.05	--	0.05	(0.05)	--	--
2001	$ 1.00	0.05	--	0.05	(0.05)	--	--
2002	$ 1.00	0.01	(0.00)(7)	0.01	(0.01)	--	--
2003(6)	$ 1.00	0.00(7)	--	0.00	(0.00)(7)	--	--
Cash Reserve Fund--Class B Shares
1999(11)	$ 1.00	0.03	--	0.03	(0.03)	--	--
2000	$ 1.00	0.04	--	0.04	(0.04)	--	--
2001	$ 1.00	0.04	--	0.04	(0.04)	--	--
2002	$ 1.00	0.01	(0.00)(7)	0.01	(0.01)	--	--
2003(6)	$ 1.00	0.00(7)	--	0.00	(0.00) (7)	--	--
U.S. Treasury Money Market Fund
1998	$ 1.00	0.05	--	0.05	(0.05)	--	--
1999	$ 1.00	0.04	--	0.04	(0.04)	--	--
2000	$ 1.00	0.05	--	0.05	(0.05)	--	--
2001	$ 1.00	0.05	--	0.05	(0.05)	--	--
2002	$ 1.00	0.01	--	0.01	(0.01)	--	--
2003(6)	$ 1.00	0.00(7)	--	0.00	(0.00)(7)	--	--

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.
(4)	Computed on an annualized basis.
(5)	Per share information based on average shares oustanding.
(6)	Six months ended February 28, 2003 (unaudited).
(7)	Amount is less than $0.01 per share.
(8)	These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

--	$ 8.13	(18.70)%	2.76%(4)	(1.22)%(4)	0.17%(4)	$ 567	1%
--	$ 11.29	38.87%	2.51%	(1.21)%	0.63%	$ 1,990	55%
--	$ 15.81	40.04%	2.47%	(1.10)%	0.23%	$ 4,090	32%
(1.29)	$ 12.28	(14.86)%	2.33%	(0.94)%	0.15%	$ 3,548	20%
(0.08)	$ 11.12	(8.87)%	2.32%	(1.26)%	--	$ 3,450	12%
--	$ 10.30	(7.37)%	2.28%(4)	(1.18)%(4)	--	$ 3,169	3%

(0.65)	$ 10.27	9.51%	1.08%	5.66%	0.17%	$ 79,957	31%
(0.60)	$ 9.68	(0.03)%	0.99%	5.69%	0.30%	$ 79,913	20%
(0.58)	$ 9.62	5.53%	0.98%	6.04%	0.30%	$ 77,909	11%
(0.59)	$ 10.16	12.08%	0.97%	5.79%	0.30%	$ 71,060	8%
(0.53)	$ 10.15	5.39%	1.01%	5.18%(9)	0.30%	$ 47,428	0%
(0.26)	$ 10.27	3.75%	1.02%(4)	4.57%(4)	0.40%(4)	$ 48,776	11%

(0.60)	$ 10.33	9.74%	0.73%	5.98%	0.06%	$ 83,535	44%
(0.57)	$ 9.81	0.41%	0.70%	5.55%	0.27%	$ 84,242	24%
(0.57)	$ 9.85	6.47%	0.68%	5.96%	0.31%	$ 85,724	15%
(0.60)	$ 10.30	10.95%	0.68%	5.83%	0.31%	$ 85,017	27%
(0.56)	$ 10.48	7.39%	0.69%	4.87%(10)	0.31%	$ 85,093	39%
(0.26)	$ 10.57	3.39%	0.70%(4)	4.25%(4)	0.31%(4)	$ 89,307	13%

(0.05)	$ 1.00	4.82%	0.89%	4.72%	--	$ 149,219	--
(0.04)	$ 1.00	4.23%	0.92%	4.16%	--	$ 157,099	--
(0.05)	$ 1.00	5.10%	0.94%	5.03%	--	$ 232,410	--
(0.05)	$ 1.00	4.66%	0.90%	4.47%	--	$ 244,254	--
(0.01)	$ 1.00	1.27%	0.84%	1.28%	0.06%	$ 212,320	--
(0.00)(7)	$ 1.00	0.48%	0.52%(4)	0.98%(4)	0.40%(4)	$ 194,748	--

(0.03)	$ 1.00	3.37%	1.67%(4)	3.35%(4)	--	$ 77	--
(0.04)	$ 1.00	4.31%	1.69%	4.27%	--	$ 189	--
(0.04)	$ 1.00	3.88%	1.65%	3.34%	--	$ 509	--
(0.01)	$ 1.00	0.84%	1.30%	0.81%	0.35%	$ 696	--
(0.00)(7)	$ 1.00	0.36%	0.92%(4)	0.58%(4)	0.75%(4)	$ 723	--

(0.05)	$ 1.00	4.89%	0.63%	4.78%	--	$ 175,133	--
(0.04)	$ 1.00	4.23%	0.63%	4.14%	--	$ 213,793	--
(0.05)	$ 1.00	5.15%	0.63%	4.99%	--	$ 198,457	--
(0.05)	$ 1.00	4.68%	0.64%	4.56%	--	$ 210,102	--
(0.01)	$ 1.00	1.38%	0.62%	1.37%	--	$ 193,535	--
(0.00)(7)	$ 1.00	0.39%	0.64%(4)	0.79%(4)	--	$ 170,825	--

(9)	Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.06, increase net realized gain/loss per share by $0.06, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(10)	Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.06, increase net realized gain/loss per share by $0.06, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(11)	Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.

Combined Notes to Financial Statements

Hibernia Funds
February 28, 2003 (unaudited)

(1) ORGANIZATION

Hibernia Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective

Hibernia Capital Appreciation Fund ("Capital Appreciation Fund")	diversified	provide growth of capital and income.

Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana.

Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund")	diversified	total return.

Hibernia Total Return Bond Fund ("Total Return Bond Fund")	diversified	maximize total return.

Hibernia U.S. Government Income Fund ("U.S. Government Income Fund")	diversified	provide current income.

Hibernia Cash Reserve Fund ("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal.

Hibernia U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"). For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees of the Funds (the "Trustees"). Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Some of the Funds offer two classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discount are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Trust adopted the provisions of the revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Funds to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (pay-down gains and losses) as part of investment income.

Upon initial adoption, the Funds adjusted their cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Funds' net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effects to the Funds resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements are as follows:

	As of September 1, 2001			For the Year Ended August 31, 2002

	Cost of Investments	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)

Increase (Decrease)
Louisiana Municipal Income Fund	$ 28,351	$ 28,351	$ --	$ 11,539	$ (7,715)	$ (3,824)
Total Return Bond Fund	(372,533)	(467,999)	95,466	(98,111)	(251,052)	349,163
U.S. Government Income Fund	(224,745)	(416,199)	191,454	(457,370)	213,180	244,190

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

(4) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	718,618	$ 11,375,493	1,914,291	$ 35,469,182
Shares issued to shareholders in payment of distributions declared	20,213	326,237	466,797	9,512,547
Shares redeemed	(818,425)	(13,116,348)	(1,939,804)	(37,362,872)

Net change resulting from Class A Share transactions	(79,594)	$ (1,414,618)	441,284	$ 7,618,857

	Capital Appreciation Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	34,010	$ 522,881	127,411	$ 2,382,567
Shares issued to shareholders in payment of distributions declared	--	--	33,663	662,486
Shares redeemed	(77,280)	(1,172,946)	(168,766)	(3,037,635)

Net change resulting from Class B Share transactions	(43,270)	(650,065)	(7,692)	7,418

Net change resulting from Fund Share transactions	(122,864)	$ (2,064,683)	433,592	$ 7,626,275

	Louisiana Municipal Income Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	640,454	$ 7,366,219	654,106	$ 7,355,483
Shares issued to shareholders in payment of distributions declared	94,143	1,070,002	140,232	1,569,686
Shares redeemed	(660,311)	(7,529,813)	(2,117,870)	(23,645,878)

Net change resulting from Class A Share transactions	74,286	$ 906,408	(1,323,532)	$ (14,720,709)

	Louisiana Municipal Income Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002 (1)

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	86,609	$ 988,921	245,995	$ 2,761,275
Shares issued to shareholders in payment of distributions declared	4,971	56,501	2,162	24,299
Shares redeemed	(21,112)	(240,073)	(371)	(4,161)

Net change resulting from Class B Share transactions	70,468	805,349	247,786	2,781,413

Net change resulting from Fund Share transactions	144,754	$ 1,711,757	(1,075,746)	$ (11,939,296)

(1) Class B Shares of Louisiana Municipal Income Fund were first offered on November 15, 2001.

	Mid Cap Equity Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	703,685	$ 7,770,938	1,447,038	$ 17,825,039
Shares issued to shareholders in payment of distributions declared	--	--	18,240	223,260
Shares redeemed	(221,905)	(2,430,623)	(694,509)	(8,570,003)

Net change resulting from Class A Share transactions	481,780	$ 5,340,315	770,769	$ 9,478,296

	Mid Cap Equity Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	36,129	$ 381,977	78,130	$ 941,487
Shares issued to shareholders in payment of distributions declared	--	--	1,787	21,313
Shares redeemed	(38,854)	(405,654)	(58,571)	(685,057)

Net change resulting from Class B Share transactions	(2,725)	(23,677)	21,346	277,743

Net change resulting from Fund Share transactions	479,055	$ 5,316,638	792,115	$ 9,756,039

	Total Return Bond Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

	Shares	Dollars	Shares	Dollars

Shares sold	343,238	$ 3,486,980	1,038,211	$ 10,292,621
Shares issued to shareholders in payment of distributions declared	102,510	1,041,566	228,762	2,265,653
Shares redeemed	(366,981)	(3,735,424)	(3,592,202)	(35,542,648)

Net change resulting from Fund Share transactions	78,767	$ 793,122	(2,325,229)	$ (22,984,374)

	U.S. Government Income Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

	Shares	Dollars	Shares	Dollars

Shares sold	788,161	$ 8,295,873	1,363,191	$ 14,079,069
Shares issued to shareholders in payment of distributions declared	67,338	706,587	147,591	1,517,394
Shares redeemed	(528,179)	(5,558,332)	(1,643,576)	(17,015,882)

Net change resulting from Fund Share transactions	327,320	$ 3,444,128	(132,794)	$ (1,419,419)

MONEY MARKET FUNDS

	Cash Reserve Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	192,649,454	$ 192,649,454	408,331,342	$ 408,331,342
Shares issued to shareholders in payment of distributions declared	330,151	330,151	865,712	865,712
Shares redeemed	(210,547,620)	(210,547,620)	(441,092,181)	(441,092,181)

Net change resulting from Class A Share transactions	(17,568,015)	$ (17,568,015)	(31,895,127)	$ (31,895,127)

	Cash Reserve Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	120,963	$ 120,963	695,707	$ 695,707
Shares issued to shareholders in payment of distributions declared	2,327	2,327	5,298	5,298
Shares redeemed	(95,174)	(95,174)	(513,839)	(513,839)

Net change resulting from Class B Share transactions	28,116	28,116	187,166	187,166

Net change resulting from Fund Share transactions	(17,539,899)	$ (17,539,899)	(31,707,961)	$ (31,707,961)

	U.S. Treasury Money Market Fund

	Six Months Ended February 28, 2003		Year Ended August 31, 2002

	Shares	Dollars	Shares	Dollars

Shares sold	367,401,350	$ 367,401,350	937,319,419	$ 937,319,419
Shares issued to shareholders in payment of distributions declared	178,773	178,773	781,316	781,316
Shares redeemed	(390,289,349)	(390,289,349)	(954,667,403)	(954,667,403)

Net change resulting from Fund Share transactions	(22,709,226)	$ (22,709,226)	(16,566,668)	$ (16,566,668)

(5) FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of February, 28, 2003:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Capital Appreciation Fund	$ 169,947,697	$ 58,967,386	$ 19,711,022	$ 39,256,364
Louisiana Municipal Income Fund	$ 81,692,273	$ 6,621,428	$ 287	$ 6,621,141
Mid Cap Equity Fund	$ 50,330,268	$ 4,493,681	$ 6,964,826	$ (2,471,145)
Total Return Bond Fund	$ 44,439,028	$ 3,707,882	$ 31,485	$ 3,676,397
U.S. Government Income Fund	$ 83,444,756	$ 5,343,092	--	$ 5,343,092
Cash Reserve Fund	$ 195,583,677	--	--	--
U.S. Treasury Money Market Fund	$ 170,890,460	--	--	--

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At August 31, 2002, Capital Appreciation Fund, Total Return Bond Fund, U.S. Government Income Fund and Cash Reserve Fund had capital loss carryforwards, as noted below, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year

Fund	2003	2004	2005	2008	2009	2010	Total
Capital Appreciation Fund	$ --	$ --	$ --	$ --	$ --	$ 16,417	$ 16,417
Total Return Bond Fund		--	--	2,538	159,669	152,412	314,619
U.S. Government Income Fund	1,349,514	1,298,006	553,828	77,409	402,687	99,291	3,780,735
Cash Reserve Fund	--	--	--	--	--	931	931

(6) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee --Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as follows:

Fund	Annual Rate

Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.70%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the reporting period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Edgewood Services, Inc. ("Edgewood"), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse Edgewood. Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse Edgewood. Edgewood may voluntarily choose to waive a portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2003, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Custodian Fees--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds. As of February 28, 2003, Louisiana Municipal Income Fund owned 0.02% of outstanding shares of Federated Tax-Free Obligations Fund, Institutional Shares, which is distributed by an affiliate of the Fund's distributor.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(7) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended February 28, 2003, were as follows:

Fund	Purchases	Sales

Capital Appreciation Fund	$ 10,091,535	$ 11,526,155
Louisiana Municipal Income Fund	5,228,541	3,813,901
Mid Cap Equity Fund	3,068,426	1,278,995
Total Return Bond Fund	2,341,203	2,000,000
U.S. Government Income Fund	2,414,969	--

Purchases and sales of long-term U.S government securities, for the six months ended February 28, 2003, were as follows:

Fund	Purchases	Sales

Total Return Bond Fund	$ 5,935,859	$ 5,375,785
U.S. Government Income Fund	9,970,384	10,675,210

(8) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2003, 75.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 27.2% of total investments.